Other Assets (Tables)	6 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
CURRENT
Prepayments	155,890	58,025
Tax recoverable	442,029	619,932
Other current assets	560,389	321,203
Total other current assets	1,158,308	999,160